RECOVERABLE AMOUNT OF LONG - TERM ASSETS	12 Months Ended
Dec. 31, 2024
RECOVERABLE AMOUNT OF LONG - TERM ASSETS
RECOVERABLE AMOUNT OF LONG - TERM ASSETS

NOTE 19 – RECOVERABLE AMOUNT OF LONG - TERM ASSETS

The Company estimates the recoverable amount of its fixed and intangible assets based on value in use, which is measured based on the present value of the estimated future cash flow. The assumptions used consider the Company’s Management’s best estimate of future trends in the electricity sector and are based on both external sources of information and on historical data from the cash-generating units.

Below are the impairment positions in the financial year ended December 31, 2024:

The movement of impairment in the UGC is shown below:

		Constitutions
Cash Generating Units	12/31/2023	(Reversions)	12/31/2024
Hydroelectrict power units - CGT Eletrosul	105,915	(105,915)	—
Hydroelectrict power units - Chesf	22,763	(22,763)	—
Hydroelectrict power units - Eletrobras	75,344	(75,344)	—
Hydroelectrict power units - Eletronorte	261,886	(261,886)	—
Casa Nova	87,217	140,908	228,125
Casa Nova B a G	179,038	—	179,038
Coxilha Negra	591,926	(116,087)	475,839
Entorno 2	55,687	(55,687)	—
Ibirapuitã	67,674	(36,680)	30,994
Others	262,037	(320)	261,717
	1,709,487	(533,774)	1,175,713

The constitution and reversals substantially reflect the Company’s current business model, the long-term price curve, the progression of investments and entry into commercial operations.

		Constitutions
Cash Generating Units	12/31/2022	(Reversions)	Write-offs	Transfers	12/31/2023
Hydroelectrict power units - CGT Eletrosul	—	105,915	—	—	105,915
Hydroelectrict power units - Chesf	12,445	10,318	—	—	22,763
Hydroelectrict power units - Eletrobras	78,651	(3,307)	—	—	75,344
Hydroelectrict power units - Eletronorte	—	261,886	—	—	261,886
Casa Nova	55,695	31,522	—	—	87,217
Casa Nova B a G	179,038	—	—	—	179,038
Coxilha Negra	—	591,926	—	—	591,926
Entorno 2	—	55,687	—	—	55,687
Ibirapuitã	—	11,123	—	56,551	67,674
UTE Candiota	1,319,385	(396)	—	(1,318,989)	—
UTE Santa Cruz	567,253	—	—	(567,253)	—
Others	471,006	(175,352)	(33,157)	(460)	262,037
	2,683,473	889,322	(33,157)	(1,830,151)	1,709,487

Accounting Policy

The Company periodically evaluates whether there is an indication of devaluation of its main non-financial assets. The valuation is carried out by Cash Generating Unit - CGU, that corresponds to a group of assets capable of generating cash inflows, that are largely independent of the cash inflows of other assets or other groups of assets.

If there is an indication of devaluation, the recoverable amount of the CGU is estimated and compared with the current accounting balance. If the recoverable amount is lower than the book value, a loss is recorded with devaluation of the asset.

Estimates and critical judgements

Until fiscal year 2023, the Company treated each of its power generation plants as a CGU for impairment testing purposes. With the advancement of the Company’s of electricity commercialization process, consolidated in 2024, made possible by the renewal of concessions and the consequent de-quotation of hydroelectric plants, there was a gradual increase in the volume of de-contracted energy. Thus, the sale of energy began to be considered in blocks, generating cash inflows without individual identification of the hydroelectric generation plants.

The Company began to consider, as of 2024, as a CGU the set of hydroelectric generation assets per subsidiary, as it represents the smallest identifiable group of assets that generates cash inflows, which are largely independent of the cash inflows of other assets or other groups of assets. For wind assets, the Company considers each park as a CGU, mainly due to the operational sharing of assets in wind farms.

The recoverable amount of each CGU is the greater of its value in use and its fair value. In summary, the value in use is the present value of future cash flows arising from the operation of the asset and the fair value is the price that would be received for the sale of the asset in an unforced transaction.

Since there is no active market for trading its CGUs and because it believes that calculating fair value based on market assumptions would approximate the value in use, which corresponds to the present value of estimated future cash flows, the Company adopts the value in use as the recoverable value of its CGUs.

The main assumptions defined below were considered:

●	Growth compatible with historical data and growth prospects for the Brazilian economy;
●	Discount rate per year for the year ended December 31, 2024, after taxes, specific to the tested CGUs: 5.75% (real profit), 6.50% (SUDAM/SUDENE tax benefit) and 7.11% (presumed profit) for generation CGUs with and without the SUDAM/SUDENE tax benefit, respectively (on December 31, 2023, 5.81% (real profit), 6.53% (SUDAM/SUDENE tax benefit) and 7.12% (presumed profit), taking into account the weighted average cost of capital;
●	The annual discount rate, before taxes, for the tested corporate ventures varies between 7.36% and 11.09%;;
●	Projected revenues in accordance with contracts, with no provision for extending the concession/authorization; and
●	Expenses segregated by cash-generating unit, projected based on the Strategic Planning for 5 years and consistent with the plan for the remaining years, until the end of the concessions and without considering future renewals/extensions.